Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 3,469	$ 5,888